Background and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Background and Organization
1.	Background and Organization

On July 23, 2015, ViewRay, Inc. (f/k/a Mirax Corp.), or the Company, and ViewRay Technologies, Inc. (f/k/a ViewRay Incorporated), consummated an Agreement and Plan of Merger and Reorganization, or Merger Agreement. Pursuant to the Merger Agreement, the stockholders of ViewRay Technologies, Inc. contributed all of their equity interests to the Company for shares of the Company’s common stock and merged with the Company’s subsidiary, which resulted in ViewRay Technologies, Inc. becoming a wholly-owned subsidiary of the Company (the Merger). Refer to Note 4 for further information on the Merger.

ViewRay, Inc. and its wholly owned subsidiary ViewRay Technologies, Inc., designs, manufactures and markets MRIdian, the first and only MRI-guided radiation therapy system to image and treat cancer patients simultaneously.

Since inception, ViewRay Technologies, Inc. has devoted substantially all of its efforts towards research and development, initial selling and marketing activities, raising capital and preparing for the manufacturing and shipment of MRIdian systems. In May 2012, ViewRay Technologies, Inc. was granted clearance from the U.S. Food and Drug Administration, or FDA, to sell MRIdian. In November 2013, ViewRay Technologies, Inc. received its first clinical acceptance of a MRIdian at a customer site, and the first patient was treated with that system in January 2014. ViewRay Technologies, Inc. received permission to affix the CE mark in November 2014.

1.	BACKGROUND AND ORGANIZATION

ViewRay Incorporated, or the Company, designs, manufactures and markets MRIdian, the first and only MRI-guided radiation therapy system to image and treat cancer patients simultaneously.

Since inception, the Company has devoted substantially all of its efforts towards research and development, initial selling and marketing activities, raising capital and preparing for the manufacturing and shipment of MRIdian systems. In May 2012, the Company was granted clearance from the U.S. Food and Drug Administration, or FDA, to sell MRIdian. In November 2013, the Company received its first clinical acceptance of a MRIdian at a customer site, and the first patient was treated with that system in January 2014. The Company received permission to affix the CE mark in November 2014.

The Company has incurred losses and negative cash flows from operations since inception and has an accumulated deficit of $152.0 million at December 31, 2014. The Company anticipates incurring additional losses until such time that it can generate significant revenues from MRIdian systems. The Company’s primary source of liquidity to date has been through sales of convertible preferred stock, proceeds from various debt arrangements, initial sales of MRIdian systems and customer deposits received on future orders. In 2014, the Company raised a total of $14.9 million net proceeds through issuance of convertible promissory notes and Series C convertible preferred stock. In January and February 2015, the Company raised a total of $15.6 million net proceeds through issuance of Series C convertible preferred stock. The Company is involved in active financing negotiations; however, if a financing event does not occur, the Company is expected to exhaust its cash and cash equivalents during 2015. Substantial additional financing will be needed by the Company to fund its operations and research and development efforts. There is no assurance that such financing will be available when needed or on acceptable terms. The Company is also subject to those risks associated with any early stage operating company that has working capital requirements and substantial expenditures for research and development. There can be no assurance that MRIdian will be commercially viable. In addition, the Company operates in an environment of rapid technological change, and is largely dependent on the services of its employees. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management is currently evaluating different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to: additional funding from current or new investors, refinancing existing debt obligations, and/or obtaining additional debt financing, and/or an initial public offering of the Company’s common stock. There can be no assurance that these future funding efforts will be successful.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.